Document And Entity Information	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	Ascend Acquisition Corp.
Entity Central Index Key	0001350773
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec 31, 2011

Consolidated Balance Sheet (USD $)	Dec. 31, 2011	Jan. 16, 2011
ASSETS
Cash ($25,000 related to the variable interest entity)	$ 80,588	$ 0
Convertible note receivable	50,000
Accrued interest receivable	833
Total Current Assets	131,421
Investments in private companies	114,505
Equipment, at cost	815
Total Assets	246,741
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable and accrued expenses	78,307
Payroll tax liabilities	27,601
Convertible note payable	50,000
Due to member (liability of the variable interest entity)	4,500
Total Current Liabilities	160,408
Deferred revenue	206,250
Total Liabilities	366,658
Commitments and Contingencies
Stockholders' Deficit
Preferred stock, $0.0001 par value, 1,000,000 shares authorized; none issued	0
Common stock, $0.0001 par value, 300,000,000 shares authorized; 38,195,025 issued and outstanding	3,820
Additional paid-in capital	163,555
Deficit accumulated during the development stage	(314,716)
Total Stockholders' Deficit of Ascend Acquisition Corp.	(147,341)	160,000
Non-controlling Interest	27,424
Total Stockholders' Deficit	(119,917)	0
Total Liabilities and Stockholders' Deficit	$ 246,741

Consolidated Balance Sheet [Parenthetical] (USD $)	Dec. 31, 2011
Preferred stock, par value (in dollars per share)	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized	300,000,000
Common stock, shares issued	38,195,025
Common stock, shares outstanding	38,195,025

Consolidated Statement Of Operations (USD $)	12 Months Ended
Dec. 31, 2011
Revenues	$ 18,750
Software development costs	124,650
Selling General and Administrative Expenses
Salaries	62,500
Payroll taxes	5,149
Office expenses	4,710
Professional fees	153,771
Other administrative expenses	5,500
Total Selling, General and Administrative Expenses	231,630
Loss from Operations ($300,054 attributable to controlling interest)	(337,530)
Other Income (Expense):
Interest Income	1,074
Impairment of Investment	(3,727)
Equity Loss from Investment	(12,009)
Total Other Income (Expense)	(14,662)
Net Loss	(352,192)
Less: Net Loss Attributable to the Non-controlling Interest	37,476
Net Loss Attributable to Ascend Acquisition Corp.	$ (314,716)
Net Loss per share attributable to Ascend Acquisition Corp., basic and diluted (in dollars per share)	$ (0.01)
Weighted Average Common Shares Outstanding, basic and diluted (in shares)	30,362,080

Consolidated Statement Of Stockholders' Deficit (USD $)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Jan. 16, 2011	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Jan. 16, 2011	0	0
Initial capitalization reflecting reverse merger recapitalization at January 17, 2011 (inception)	0	2,088	157,912	0	0	160,000
Initial capitalization reflecting reverse merger recapitalization at January 17, 2011 (inception)	0	20,879,948
Equity interests issued for cash	0	1,732	5,643	0	0	7,375
Equity interests issued for cash (in shares)	0	17,315,077
Grant of non-controlling interest for services performed	0	0	0	0	64,900	64,900
Net loss	0	0	0	(314,716)	(37,476)	(352,192)
Balance at Dec. 31, 2011	$ 0	$ 3,820	$ 163,555	$ (314,716)	$ 27,424	$ (119,917)
Balance (in shares) at Dec. 31, 2011	0	38,195,025

Consolidated Statement Of Cash Flows (USD $)	12 Months Ended
Dec. 31, 2011
Cash Flows From Operating Activities
Net Loss	$ (352,192)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities
Impairment of investment	3,727
Equity loss from investment	12,009
Compensation for software development costs in exchange for non-controlling interest	64,900
Direct payment of operating expenses by member	4,500
Changes in Assets and Liabilities
Accrued interest receivable	(1,074)
Accounts payable and accrued expenses	78,307
Payroll tax liabilities	27,601
Deferred revenue	206,250
Net Cash Used in Operating Activities	44,028
Cash Flows From Investing Activities
Purchases of equipment	(815)
Investments in private companies	(50,000)
Purchase of convertible notes receivables	(130,000)
Net Cash Used in Investing Activities	(180,815)
Cash Flows From Financing Activities
Proceeds from convertible note payable	50,000
Members' contributions	167,375
Net Cash Provided by Financing Activities	217,375
Net Increase in Cash	80,588
Cash at Beginning of Period	0
Cash at End of Period	80,588
Supplemental disclosure of non-cash financing activities:
Conversion of note receivable/accrued interest into investment in preferred stock of company	$ 80,241

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

NOTE 1 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Organization

Andover Games, LLC, (the “Company” or “Andover Games”) a development stage company, is a limited liability company formed on January 17, 2011 under the laws of the State of Delaware as Andover Fund, LLC. The name was changed in December, 2011 to Andover Games, LLC. The entity has an indefinite life. The Company's principal business is focused on developing mobile games for iPhone and Android platforms. As more fully described in NOTE 11(b), on February 29, 2012, the Company entered into a Merger Agreement with Ascend Acquisition Corp. (a C-Corporation), a public shell. As a result, the financial statements have been updated to reflect the recapitalization in the Balance Sheet, Statement of Operations and Statement of Stockholders' Deficit to conform to Securities & Exchange Commission (“SEC”) regulations. The footnotes and the financial statement headings have also been updated to reflect the effects of the recapitalization disclosed in NOTE 11(b).

Development Stage Company

The Company is a development stage company as defined by section 810-10-20 of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”). The Company is still devoting substantially all of its efforts on establishing the business and its planned principal operations have not commenced.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and the less than majority owned variable interest entity which it controls (see NOTE 3). Significant inter-company accounts and transactions have been eliminated in consolidation.

Cash

For purposes of the statement of cash flows, the Company considers all highly liquid instruments purchased with a maturity of three months or less and money market accounts to be cash equivalents.

Investments in private companies

Investments in private companies in which the Company owns less than 20% of the entity and does not influence the operating or financial decisions of the investee are carried at cost. The Company reviews the investments for impairment and records a loss on impairment based on the difference between the fair value of the investment and the carrying amount when indicators of impairment exist.

Equipment

Equipment is carried at cost and is depreciated on a straight-line basis over the estimated useful lives of the assets. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income in the year of disposition. The Company examines the possibility of decreases in the value of fixed assets when events or changes in circumstances reflect the fact that their recorded value may not be recoverable.

Income Taxes

The Company is a limited liability company (an “LLC”) and is treated as a partnership for income tax purposes through November 1, 2011. As such, the members of the LLC are taxed on their proportionate share of the Company's taxable income. Therefore, no provision or liability for federal or state income taxes has been included in the consolidated financial statements. The Company elected to be taxed as a C corporation beginning November 1, 2011. The effects of this election were deemed to be immaterial for the period November 1, 2011 to December 31, 2011.

Management has concluded that the Company is a pass-through entity through November 1, 2011 and there are no uncertain tax positions that would require recognition in the consolidated financial statements. If the Company were to incur an income tax liability in the future, interest on any income tax liability would be reported as interest expense and penalties on any income tax would be reported as income taxes.

Management’s conclusions regarding uncertain tax positions may be subject to review and adjustment at a later date based upon ongoing analyses of tax laws, regulations and interpretations thereof as well as other factors. Generally, Federal, State and Local authorities may examine the Company’s tax returns for three years from the date of filing and as a result the current year remains subject to examination.

Software development costs

In accordance with ASC 985-20 “Accounting for the Cost of Computer Software to be Sold, Leased or Otherwise Marketed,” software development costs are expensed as incurred until technological feasibility (generally in the form of a working model) has been established. Research and development costs which consist primarily of salaries and fees paid to third parties for the development of software and applications are expensed as incurred. The Company capitalizes only those costs directly attributable to the development of the software. Capitalization of these costs begins upon the establishment of technological feasibility. Activities undertaken after the products are available for release to customers to correct errors or keep the product up to date are expensed as incurred. Capitalized software development costs will be amortized over the estimated economic life of the software once the product is available for general release to customers. Capitalized software development costs will be amortized over the greater of the ratio of current revenue to total projected revenue for a product or the straight-line method. The Company will periodically perform reviews of the recoverability of such capitalized software costs. At the time a determination is made that capitalized amounts are not recoverable based on the estimated cash flows to be generated from the applicable software, any remaining capitalized amounts are written off. During the period from January 17, 2011 (inception) through December 31, 2011, the Company expensed $124,650 in software development costs.

Revenue Recognition

The Company evaluates revenue recognition based on the criteria set forth in FASB ASC 985-605, “Software: Revenue Recognition.” The Company recognizes revenue when persuasive evidence of an arrangement exists, the product, image or game has been delivered, the fee is fixed or determinable, and collectability is reasonably assured. The Company’s specific revenue recognition policies are as follows:

The Company recognizes revenue from the sale of its social games and mobile applications (“Apps”) from two revenue sources: direct payment revenue or alternative payment service revenue. Direct payment revenue results from payments from the end users of Apps for virtual goods or currency (i.e. items within the game and virtual money to buy items and upgrades in a game) in an application from a variety of direct payment sources, less deductions for fraud, charge-backs, refunds, credit card processing fees or uncollected amounts (assuming all other recognition criteria are met). Alternative payment service revenue results from utilization of the platform provided by a publisher that is party to a collaborative arrangement with the Company (see “Collaborative Arrangement”). The publisher's platform incentives end users to complete certain tasks in response to advertisements presented within the application (i.e. to purchase other applications on the publisher’s platform). Revenue from the alternative payment service (subject to a “Recoupment Amount” by the vendor — see NOTE 10) would be recognized as the service is rendered, with a portion of the revenue allocated to the vendor. If the service period is not defined, the Company would recognize the revenue over the estimated service period. In conjunction with the collaborative arrangement, the Company receives proceeds that are recognized on a straight line basis over the period that the Company is required to keep its applications on the publisher’s platform.

Advertising Costs

Advertising costs are charged to operations when incurred. There were no advertising costs incurred for the period from January 17, 2011 (inception) through December 31, 2011.

Non-controlling Interest

The Company has consolidated Rotvig Labs, LLC (“Rotvig” — see NOTE 3), which qualifies as a variable interest entity (“VIE”) because the Company determined that it is the primary beneficiary and has a controlling financial interest. Therefore, Rotvig’s financial statements are consolidated in the Company’s consolidated financial statements and the other member’s equity in Rotvig is recorded as non-controlling member’s interest as a component of consolidated members’ equity. At December 31, 2011, non-controlling interest was $27,424.

Going Concern

The financial statements have been prepared assuming that the Company will continue as a going concern. The Company had minimal revenue inception-to-date, and the Company has incurred a substantial loss from operations for the period from January 17, 2011 (inception) through December 31, 2011. Based on the Company’s liquidity position, continued losses could result in the Company not having sufficient liquidity or minimum cash levels to operate its business. Management's plan in regard to these matters includes raising additional proceeds from debt and equity transactions and completing strategic acquisitions that will generate positive cash flows. See NOTE 11(b) for a description of subsequent transactions. Management believes it will need to raise additional capital to execute its business plans. These conditions raise substantial doubt about the Company's ability to continue as a going concern.The consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The significant estimates utilized related to the impairment of investment in companies. Actual results could differ from those estimates.

Recent Accounting Pronouncements

Accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the financial statements upon adoption.

Subsequent Events

The Company evaluated the events and transactions subsequent to December 31, 2011 balance sheet date and through February 27, 2012, except for NOTE 11(b) in which events described were evaluated through March 13, 2012, which is the date the financial statements were issued to determine if they require potential adjustment to or disclosure in the financial statements. Except as disclosed in NOTE 11, the Company concluded no other events required disclosure in the financial statements.

CONVERTIBLE NOTE RECEIVABLE	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE 2 — CONVERTIBLE NOTE RECEIVABLE

In August 2011 the Company invested $50,000 in an unsecured convertible promissory note issued by Ecko Entertainment, Inc. (“Ecko”). The note bears interest at 5% and matures on August 31, 2012. In the event Ecko closes a qualified financing of $2,000,000 prior to maturity of the note, all principal and accrued interest then outstanding will automatically convert into shares of common stock. The price per share for such conversion shall equal the lesser of i) 70% of the price per share of the capital stock paid by investors in the qualified financing or ii) the price per share that would result based on a valuation of the company immediately prior to the closing of the qualified financing equal to $15,000,000. The Company accrued $833 in interest related to the note as of December 31, 2011.

In the event Ecko closes an equity financing which is not deemed a qualified financing, on, prior to or after the maturity date, or closes a qualified financing after the maturity date, the Company, at its option, may convert all of the principal and accrued interest then outstanding at the same terms as noted above.

VARIABLE INTEREST ENTITY	12 Months Ended
Dec. 31, 2011
Variable Interest Entity [Abstract]
Variable Interest Entity [Text Block]

NOTE 3 — VARIABLE INTEREST ENTITY

Rotvig Labs, LLC

In January 2011, the Company acquired a 50% membership interest in Rotvig Labs, LLC (“Rotvig Labs”) for $25,000. Rotvig Labs is also involved on developing applications for the mobile game industry. The Company evaluated its investment in Rotvig Labs and determined that it was the primary beneficiary and held a controlling interest in Rotvig Labs, and that the assets, liabilities and operations of Rotvig Labs should be consolidated into its financial statements. The key assumption in making this determination was that the Company held the sole cash basis investment at risk in the entity and share common management. The other founding member contributed services to the entity, which were recorded based on the agreed-upon capital contribution of $25,000, which approximates the fair value of the services rendered and the non-controlling interest at acquisition. The assets of Rotvig Labs can only be used to satisfy the liabilities of Rotvig Labs.

Included in the accompanying financial statements are the following assets and liabilities of Rotvig Labs as of December 31, 2011:

Assets:
Cash	$25,000
Liabilities:
Due to member of Andover Games, LLC	4,500

In April 2011, Rotvig Labs entered into a Service and Profit Sharing Agreement with Concepts Art House, Inc (“CAH”), a graphics design company. Under this agreement, CAH would provide $40,000 in committed art services in exchange for an eight percent (8%) membership interest in Rotvig Labs. CAH's membership interest is subject to vesting, whereby the equity interest is earned 25% for each $10,000 of committed art services provided for under the agreement. As of December 31, 2011, CAH had provided all such services and therefore had earned an 8% membership interest. Thus, the Company owns 46% of the membership interest of Rotvig Labs at December 31, 2011. In addition, CAH is entitled to profit sharing of 16% of Rotvig Labs’ gross revenue up to a cumulative amount of $80,000. After the cumulative 80% is reached CAH is entitled to 8% of gross revenues.

INVESTMENTS IN PRIVATE COMPANIES	12 Months Ended
Dec. 31, 2011
Investments In and Advances To Affiliates, Schedule Of Investments [Abstract]
Investments in and Advances to Affiliates, Schedule of Investments [Text Block]

NOTE 4 — INVESTMENTS IN PRIVATE COMPANIES

Game Closure, Inc.

On September 14, 2011, the Company invested $80,000 in an unsecured and subordinated convertible promissory note issued by Game Closure, Inc. (“GCI”). The note bore interest at 2%, and had a maturity date of September 14, 2013. In December 2011, GCI issued and sold shares of its Preferred Stock to investors in an equity financing of at least $1,000,000 including conversion of this note. Based on the terms of the note, the outstanding principal and accrued interest then outstanding at the closing of the financing automatically converted into shares of Series A Preferred Stock equal to the the number obtained by dividing the aggregate amount of principal and accrued interest outstanding by the amount equal to the lesser of i) 100% of the purchase price for the Preferred Stock in the financing or ii) the price per share of such Preferred Stock assuming a $16,000,000 fully diluted pre-money valuation of the company. Upon conversion of principal of $80,000 and accrued interest of $241, the Company received 174,989 shares of Series A Preferred Stock of GCI. The holders of this Series A Preferred Stock have a non-cumulative dividend right at a rate of $0.0871128 per annum and conversion privileges at $1.08891 per share (unless automatically converted upon a qualified financing). The investment is accounted for using the cost method.

Tumbleweed Technologies, LLC/Byte Factory, LLC

In July 2011, the Company invested $50,000 for a 33% membership interest in Tumbleweed Technologies, LLC (“Tumbleweed”). Subsequently, in September 2011, the Company contributed its interest in Tumbleweed for a 6.5% membership interest in Byte Factory, LLC (“Byte Factory”). The Company accounted for its investment in Tumbleweed under the equity method of accounting through the date of its transfer to Byte Factory. During the period from July 2011 through the date of transfer, the Company recognized losses under the equity method totaling $12,009, reducing the carrying value of the investment to $37,991. The Company accounts for its investment in Byte Factory under the cost method of accounting. Subsequent to December 31, 2011, the Company learned that Byte Factory was in the process of dissolution. Because of this fact, the Company assessed the value of its investment to determine whether there was any subsequent decline in value. The Company estimated the fair value of its investment in Byte Factory using a discounted cash flow model and determined there was a decline in value below the carrying value at December 31, 2011 that was other than temporary and recognized an impairment loss of $3,727, reducing the carrying value to $34,264.

EQUIPMENT AND IMPROVEMENTS	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 5 — EQUIPMENT AND IMPROVEMENTS

Equipment and improvements consists of the following as of December 31, 2011:

Equipment	$815
Less accumulated depreciation	—
$815

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
Disclosure Text Block Supplement [Abstract]
Financial Instruments Disclosure [Text Block]

NOTE 6 — FINANCIAL INSTRUMENTS

Concentrations of Credit Risk

At times throughout the year, the Company may maintain certain bank accounts in excess of FDIC insured limits. These cash balances are held at one financial institution.

Fair Value

The Company has financial instruments, including investments in companies at cost, convertible notes receivable, and contingently convertible debt, none of which are held for trading purposes. The Company estimates that the fair value of all financial instruments at December 31, 2011 does not differ materially from the aggregate carrying values of its financial instruments recorded in the accompanying balance sheet. The estimated fair value amounts have been determined by the Company using available market information and appropriate valuation methodologies. Considerable judgment is necessarily required in interpreting market data to develop the estimates of fair value, and, accordingly, the estimates are not necessarily indicative of the amounts that the Company could realize in a current market exchange.

CONVERTIBLE NOTE PAYABLE	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

NOTE 7 — CONVERTIBLE NOTE PAYABLE

On December 30, 2011, the Company issued a convertible bridge note in the amount of $50,000 with Ascend Acquisition Corp. (see NOTE 10). The note bears interest at the prime rate (3.25%) plus 5% on an annual basis. Unless prepaid, accelerated or converted in accordance with the terms outlined below, the note and any accrued interest shall be due and payable on the earlier of (i) the closing of the merger transaction contemplated between the holder and the Company (see NOTE 10, below) and (ii) June 30, 2012.

In the event that the Company consummates, prior to the maturity date, an equity financing with aggregate proceeds of not less than $2,000,000, the note and any accrued interest may be converted at the option of the holder into equity securities at a price per unit/share equal to 80% of the price per unit/share of the equity securities, or the holder may require prepayment in full of the principal and accrued interest. The contingent option of the holder was accounted for as a contingent beneficial conversion option as the event that triggers conversion was within the Company’s control. The intrinsic value of the beneficial conversion option at the date of grant was $12,500 and will be recognized in the event that the contingency is resolved.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

NOTE 8 — FAIR VALUE MEASUREMENTS

ASC 820, Fair Value Measurements and Disclosures, establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under ASC 820 are described as follows:

(1)	Level 1 — Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access.
(2)	Level 2 — Inputs other than quoted prices that are observable for the asset or liability; inputs that are derived principally from or corroborated by observable market data by correlation or other means. If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.

Inputs to the valuation methodology include:

•	quoted prices for similar assets or liabilities in active markets;
•	quoted prices for identical or similar assets or liabilities in inactive markets;
(3)	Level 3 — Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset's or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for assets and liabilities recognized at fair value. There have been no changes in the methodologies used during the period from January 17, 2011 (inception) through December 31, 2011.

Investment in companies, cost method: The fair value of one of the investments in companies under the cost method has been estimated due to identified events or changes in circumstances that may have had a significant adverse effect on the fair value. The Company used a discounted cash flow model to estimate fair value and determined the impairment was other than temporary. The Company applied a 20% discount rate to the expected future cash flows to determine the fair value.

The table below represents the Company's assets and liabilities that are recorded at fair value on a non-recurring basis. There were no assets or liabilities recorded at fair value on a recurring basis.

		Fair Value Measurements at Reporting Date Using
	12/31/11	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investment in company, cost method	$34,264	—	—	$34,264
	$34,264	$—	$—	$34,264

MEMBERSHIP INTERESTS	12 Months Ended
Dec. 31, 2011
Membership Interest [Abstract]
Membership Interest [Text Block]

NOTE 9 — MEMBERSHIP INTERESTS

Prior to the events discussed in NOTE 11(b), the Company was operating as a limited liability company (an “LLC”). The following represents the membership interest activity within the LLC prior to the retrospective presentation of stockholders' equity (deficit) due to these events. A total of 10,000,000 membership units were authorized, issued and outstanding at December 31, 2011. The Operating Agreement provided for initial capital contributions of $160,000, with each of two members holding a 50% membership interest. Allocations of net income or loss are allocated to the members in accordance with their respective percentage interests.

In May 2011, another member was admitted, with a revised membership interest of 33 1/3% for each member. The new member's interest would vest ratably the first of each month after the amendment over a four year term. These three members are referred to as the “Founders”. In October 2011, the Operating Agreement was again amended to re-allocate membership interests and grant membership interests to two additional individuals for additional cash contributions totaling $2,278. In addition, the member who was admitted in May 2011 contributed $5,097 for his membership interest. The contributions made by these three members in October 2011 were made in amounts that approximated the fair value of the units received.The holders of the top four membership percentage interests are referred to as the “Signatory Members”. In addition, the two original members of the Company were granted priority distribution rights of $205,000 each for any distributions of profits or net proceeds arising from any sale of the Company. Founders that have not been terminated have certain rights to repurchase the unvested equity interests of the other members if the services of any such member are terminated. These purchase rights lapse over time until such time that each member's units are considered “vested”. The purchase rights shall be exercisable by the remaining Signatory Members pro rata with their holdings (vested and unvested) at an exercise price equal to the original price paid per membership unit purchased. Units that have not yet vested are subject to acceleration upon the occurrence of certain financing or restructuring events, or upon the achievement of certain revenue milestones. As of December 31, 2011, the purchase rights had lapsed and membership interests had “vested” for a total of 967,223 units.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 10 — COMMITMENTS AND CONTINGENCIES

The Company is party to a Publisher Agreement with a service provider to generate publishing revenue. The Company received $225,000 in deposits by the publisher. Two stockholders of the Company also co-founded this service provider. The Company may earn revenue based on direct payments under the application (100% of such payments allocated to the Company) and/or based on alternative payment service revenue which results from utilization of the platform provided by the publisher which incentives end users to complete certain tasks in response to advertisements presented within the application (i.e. to purchase other applications on the publisher’s platform) (70% of such revenues allocated to the Company). The latter revenue source is shared with the publisher, who will be the exclusive provider of the service that incentives the site user completion described above starting from the date that the first application begins utilizing this service. This revenue is subject to a $50,000 recoupment (the “Recoupment Amount”) which would be withheld by the service provider in settlement of the $225,000 deposit or any marketing credits (as discussed below) that it provides to the Company. The Company is required to maintain exclusivity on the Publisher’s platform for 24 months, plus any extension period. In addition, the Company can receive $50,000 in marketing credits, which may be used in lieu of other forms of payment and only for the promotion and distribution of the applications within the publisher's network.

In May 2011, the Company entered into a Development and Licensing Agreement with a consultant to build an Android game platform for the Company. The Agreement called for a payment of $32,500 upon the execution of the agreement, and the final payment of $32,500 when the product is completed as agreed upon by the parties and shipped. The application was deployed as of December 31, 2011, with $55,250 expensed for software application development costs with $9,750 to be recognized in future periods based on the completion of services. The consultant will also be entitled to 20% of the net revenue paid to the Company by the publisher above (which primarily markets on Android) or Apple, Inc. platforms (less any marketing credits paid by the third parties), but only effective after the Company first receives $65,000 in such net revenue.

In May 2011, the Company entered into an Employment Agreement with an individual who became a Signatory member in October 2011 (see NOTE 9 above). The individual's employment was approved as Managing Director. The agreement term is for one year unless terminated by good cause, and renews automatically for one year unless cancelled six months from the date of signing. The employee’s annual salary is $225,000 per the terms of the employment agreement.

In November 2011, the Company entered into Employment Agreements with the Chief Executive Officer and Executive Vice President. The individuals' employment will begin upon the closing of a minimum financing of $250,000. Both agreements' term are for one year unless terminated by good cause, and renew automatically for one year unless cancelled six months from the date of signing. The employee’s annual salary is $150,000 per the terms of the employment agreement.

In November 2011, the Company entered into an Employment Agreement with a Non-Executive Chairman. The agreement may be terminated for good cause within the first year. The employee’s annual salary is $150,000 per the terms of the employment agreement.

In December 2011, the Company entered into a Merger Agreement and Plan of Reorganization with Ascend Acquisition Corp (“Ascend”), a publicly traded shell company. The effective date of the merger will be upon closing of the transaction, which had not occurred as of December 31, 2011. Upon the closing of the transaction, the members of the Company will exchange their membership interests for common stock of Ascend, which will provide the former members with a minimum ownership of 75% of the fully diluted capitalization of Ascend.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 11 — SUBSEQUENT EVENTS

(a) In January 2012, the Company issued a convertible bridge note in the amount of $200,000 to Ascend under the same terms as described in NOTE 7.

(b) On February 29, 2012, the Company and Ascend closed the transactions under the Merger Agreement and Plan of Reorganization (the “Merger Agreement”) with the Company becoming a wholly-owned subsidiary of Ascend (the “Closing”). At the Closing, the holders of membership interests of the Company received 38,195,025 shares of Ascend common stock, representing 75% of the fully diluted capitalization of Ascend immediately after the closing of the merger and the Financing (defined below), subject to further adjustment as provided for in the Merger Agreement.

Pursuant to the Merger Agreement, Ascend was obligated to use its commercial best efforts to raise at least $4 million of equity capital through the sale of Ascend's capital stock (the “Financing”), of which at least $2 million was to be raised prior to or simultaneously with the Closing and such additional proceeds are to be raised, if at all, within the next 30 days so as to raise up to $4 million in aggregate proceeds. Pursuant to the Merger Agreement, Ascend is required to use its commercial best efforts to raise an additional $2 million of proceeds within 30 days after the Closing. Pursuant to the Merger Agreement, if Ascend sells additional shares of its capital stock in the Financing during such period, Ascend will issue additional shares of its common stock to the former members of the Company to maintain their collective ownership of Ascend common stock at 75% on a fully diluted basis. Alternatively, if Ascend sells less than the maximum $4 million in aggregate proceeds in the Financing, then such number of additional shares of Ascend capital stock shall be issued to the former members of the Company at the final closing of the Financing so as to increase their collective pro-rata percentage ownership in Ascend by one percent (1%) for every $200,000 in proceeds that Ascend falls short of the $4 million maximum proceeds in the Financing.

Simultaneously with the Closing, Ascend sold 4,000,000 shares of its common stock at $0.50 per share, for gross proceeds of $2 million pursuant to the Financing. In addition, the Company repaid $250,000 of outstanding convertible notes payable to Ascend.

The merger will be treated as an acquisition of Ascend by Andover Games and as a recapitalization of Andover Games as Andover Games members will hold a majority of the Ascend shares and will exercise significant influence over the operating and financial policies of the consolidated entity . As Ascend was a non-operating public shell prior to the transaction, pursuant to Securities and Exchange Commission rules, the merger or acquisition of a private operating company into a non-operating public shell with nominal assets is considered a capital transaction in substance rather than a business combination.

As a result, the consolidated balance sheet, statement of operations, and statement of stockholders' deficit of Andover Games, LLC have been retroactively updated to reflect the recapitalization. The Company determined that no income tax benefit associated with any net operating loss carry-forwards would be recognized if it had been taxed as a corporation from inception, as it is more likely than not that such loss carryforwards would not be realized.

Net loss per share, in accordance with the provisions of ASC 260, “Earnings Per Share” is computed by dividing net loss attributable to Andover GAmes, LLC by the weighted average number of shares of Common Stock outstanding during the period. As discussed above, the change in capital structure of the Company that occurred subsequent to year-end requires retrospective presentation as if the change took place at the beginning of the period presented. Common Stock equivalents have not been included in this computation since the effect would be anti-dilutive. As further discussed above, the Merger Agreement provides for contingently issuable common shares. These shares would be required to be issued in the event of and in proportion to any shortfall in proceeds that may be received towards the maximum amount of the Financing. If no additional proceeds are received in the Financing, the maximum contingently issuable shares would be issued, or a total of 33,951,133. In accordance with ASC 260-10-45-12A, contingently issuable shares should be included in basic earnings (loss) per share only when there is no circumstance in which those shares would not be issued. The actual number of contingently issuable shares is not determinable at this time.